Fair Value of Financial Instruments (Details 2) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Balance, Beginning		$ 1,855
(Gain) recognized in statements of operations		(1,855)
Contingent consideration liability recorded in the opening balance sheet	3,265
Payments
Balance, Ending	$ 3,265